United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Kara Downing	Cleveland, Ohio		May 3, 2010

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$85,231,502


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class		(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	12,575	185557	Sole		185557
Oracle Corporation	Com	68389X105	3,278	126710	Sole		126710
Johnson & Johnson	Com	478160104	3,139	48818	Sole		48818
ConocoPhillips	Com	20825C104	2,941	49683	Sole		49683
Kohls Corporation	Com	500255104	2,858	51977	Sole		51977
Danaher Corp Del	Com	235851102	2,820	33454	Sole		33454
Intel Corporation	Com	458140100	2,804	122755	Sole		122755
Microsoft Corporation	Com	594918104	2,793	91478	Sole		91478
Procter & Gamble Co	Com	742718109	2,750	44235	Sole		44235
Novartis A G ADR (Switzerland)	Com	66987V109	2,624	51605	Sole		51605
Costco Wholesale Corporation New	Com	22160K105	2,528	42781	Sole		42781
Becton Dickinson & Co	Com	075887109	2,455	32142	Sole		32142
ANSYS Inc.	Com	03662Q105	2,345	52168	Sole		52168
Thermo Fisher Scientific Inc.	Com	883556102	2,341	42348	Sole		42348
Bank of New York Mellon Corp.	Com	064058100	2,324	74644	Sole		74644
Cerner Corporation	Com	156782104	2,272	26797	Sole		26797
Colgate Palmolive Co	Com	194162103	2,261	26883	Sole		26883
L-3 Communications Hldgs Inc.	Com	502424104	2,230	23837	Sole		23837
JPMorgan Chase & Co.	Com	46625H100	2,224	52231	Sole		52231
Google Inc.	Com	38259P508	2,223	4228	Sole		4228
International Business Machines	Com	459200101	2,186	16944	Sole		16944
Accenture Ltd.	Com	G1151C101	2,172	49777	Sole		49777
Verizon Communications	Com	92343V104	2,055	71096	Sole		71096
Chevron Corporation	Com	166764100	2,054	25216	Sole		25216
Public Svc Enterprise Group Inc.	Com	744573106	2,033	63265	Sole		63265
EMC Corp Mass	Com	268648102	1,984	104356	Sole		104356
Cisco Systems Inc.	Com	17275R102	1,938	71946	Sole		71946
Noble Corp.	Com	H5833N103	1,930	48866	Sole		48866
Stericycle Inc.	Com	858912108	1,765	29960	Sole		29960
BP PLC ADR	Com	055622104	1,606	30802	Sole		30802
Murphy Oil Corp	Com	626717102	1,590	26434	Sole		26434
Lincoln Elec Hldgs Inc.	Com	533900106	447	7455	Sole		7455
General Elec Company	Com	369604103	402	21328	Sole		21328
United Parcel Service Inc. Class B	Com	911312106	301	4349	Sole		4349
PetroHawk Energy Corp.	Com	716495106	278	12895	Sole		12895
America Movil S A De C V Spon Adr L Shs	Com	02364W105	266	5170	Sole		5170
Merck & Co. Inc.	Com	589331107	225	6426	Sole		6426
Automatic Data Processing Inc.	Com	053015103	218	5020	Sole		5020